Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 4:- CASH AND CASH EQUIVALENTS

	December 31,
	2022	2023
Balance nominated in USD	$38,688	$57,653
Balance nominated in NIS	25,197	35,034
Balance nominated in other currencies	19,177	13,256
	$83,062	$105,943